Convertible Notes Payable (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	May 31, 2020
Original issue discount		$ 479,000	$ 479,000			$ 225,000
Repayment of convertible note			$ 282,000			73,000
Debt interest percentage		8.30%	8.30%				10.90%
Derivative liabilities conversion features	$ 565,195	$ 293,000	$ 293,000			400,139
Private placement costs		17,000	279,000			238,395
Derivative liabilities		$ 293,000	$ 293,000			400,139
Two Convertible Notes Payable [Member]
Convertible notes payable issued						355,000
Proceeds from notes payable						326,800
Original issue discount						$ 28,200
Derivative liabilities conversion features	565,195
Debt discount	326,800
Private placement costs	$ 238,395
Number of returnable shares						705,000
Convertible Note One [Member]
Repayment of convertible note						$ 73,000
Convertible note outstanding						$ 282,000
Debt interest percentage						12.00%
Debt instrument maturity date						Apr. 29, 2020
Convertible Note One [Member] | Minimum [Member]
Debt conversion price percentage						39.00%
Convertible Note One [Member] | Maximum [Member]
Debt conversion price percentage						40.00%
Convertible Note Two [Member]
Convertible notes payable issued
Original issue discount						$ 225,000
Convertible note outstanding						282,000
Debt discount						355,000
Derivative liabilities						326,800
Loan costs						54,990
Loan fee						224,660
Amortization of debt discount						$ 185,330
One Convertible Notes Payable [Member] | Non-Returnable Shares [Member]
Number of shares issued for commitment fee						141,000
Non-returnable fees recorded as a loan cost						$ 54,990